Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	£ 793	£ 736
Customer redress
Disclosure of other provisions [line items]
Provisions	16	13
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	86	58
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	102	87
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	405	420
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 184	£ 158